Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 – Intangible Assets

Intangible assets consist of:

	March 31,	December 31,
	2022	2021
Technology, IP and patents	$435,500	$418,003
Total	435,500	418,003
Accumulated amortization	(59,014)	(48,988)
	$376,486	$369,015

Amortization expense was $10,026 and $43,860 for the three months ended March 31, 2022 and 2021, respectively.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2022

Amortization expense for the balance of 2022, and for each of the next five years and thereafter is estimated to be as follows:

Nine months ended December 31, 2022	$32,640
Fiscal year 2023	43,520
Fiscal year 2024	43,520
Fiscal year 2025	43,520
Fiscal year 2026	43,520
Thereafter	169,766
$376,486

Note 7 – Goodwill and Intangible Assets

Intangible assets consist of:

	December 31,	December 31,
	2021	2020
Technology, IP and patents	$418,003	$-
Total	418,003	-
Accumulated amortization	(48,988)	-
	$369,015	$-

Amortization expense, related to technology, IP, and patents was $48,689 and $658,910 for the years ended December 31, 2021 and 2020, respectively.

Amortization expense for each of the next five years ending and thereafter is estimated to be as follows:

Years ending December 31,
2022	$51,352
2023	51,352
2024	51,352
2025	46,499
2026	43,033
Thereafter	125,428
$369,015

During the year ended December 31, 2020, the Company recorded a noncash goodwill impairment charge of $55,849.

Can B̅ Corp. and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2021 and 2020